7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	June 30	December 31,
	2016	2015
	(unaudited)

Buildings and leasehold improvements	$70,138	$72,134
Furniture and fixtures	5,797	6,970
Equipment	5,735	5,857
Company automobiles	1,235	1,441
Total	82,905	86,402

Less: Accumulated depreciation and amortization	(11,985)	(12,585)
Property, equipment and leasehold improvements, net	$70,920	$73,817

Schedule of property on operating leases and property held for lease by major classes
	June 30	December 31,
	2016	2015
	(unaudited)

Buildings and leasehold improvements	$58,524	$57,827
Equipment	4,814	4,838
Total	63,338	62,665

Less: Accumulated depreciation	(5,798)	(4,378)
Total	$57,540	$58,287